EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

M.	EMPLOYEE BENEFIT PLANS

Retirement and Postretirement Benefit Plans

Retirement Plans - We have a defined benefit pension plan covering employees hired before January 1, 2005.  Employees hired after December 31, 2004, and employees who accepted a one-time opportunity to opt out of our pension plan are covered by our Profit-Sharing Plan.  In addition, we have a supplemental executive retirement plan for the benefit of certain officers.  No new participants in our supplemental executive retirement plan have been approved since 2005, and effective January 2014 the plan formally was closed to new participants.  We fund our pension costs at a level needed to maintain or exceed the minimum funding levels required by the Employee Retirement Income Security Act of 1974, as amended, and the Pension Protection Act of 2006.

Postretirement Benefit Plans - We sponsor health and welfare plans that provide postretirement medical and life insurance benefits to certain employees who retire with at least five years of service.  The postretirement medical plan is contributory based on hire date, age and years of service, with retiree contributions adjusted periodically, and contains other cost-sharing features such as deductibles and coinsurance.

In December 2011, we announced to participants a change from a self-insured postretirement medical plan to a fully insured solution for plan participants who are Medicare eligible.  This announcement resulted in a $44.6 million reduction in our accumulated postretirement benefit obligation that was recognized in other comprehensive income and will be amortized to net periodic benefit cost over the expected remaining years of service for plan participants.

Regulatory Treatment - The OCC, KCC and regulatory authorities in Texas have approved the recovery of pension costs and postretirement benefits costs through rates for our former natural gas distribution business, which includes Oklahoma Natural Gas, Kansas Gas Service and Texas Gas Service, respectively. The costs recovered through rates are based on current funding requirements and the net periodic benefit cost for pension and postretirement costs. Differences, if any, between the expense and the amount recovered through rates are reflected in earnings, net of authorized deferrals.

Our regulated entities historically have recovered pension and postretirement benefit costs through rates. We believe it is probable that regulators will continue to include the net periodic pension and postretirement benefit costs in our former regulated entities’ cost of service. Accordingly, we have recorded a regulatory asset within assets of discontinued operations for the minimum liability associated with our former regulated entities’ pension and postretirement benefit obligations that otherwise would have been recorded in accumulated other comprehensive income.

Obligations and Funded Status - The following tables set forth our pension and postretirement benefit plans benefit obligations and fair value of plan assets for our continuing operations for the periods indicated:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
	2013	2012	2013	2012
Change in Benefit Obligation	(Thousands of dollars)
Benefit obligation, beginning of period	$383,979	$366,743	$56,843	$54,348
Service cost	6,127	5,633	458	414
Interest cost	15,626	17,205	1,164	1,158
Plan participants’ contributions	—	—	730	1,112
Actuarial loss (gain)	(32,120)	27,153	(5,833)	3,873
Benefits paid	(12,034)	(32,755)	(3,130)	(4,062)
Benefit obligation, end of period	361,578	383,979	50,232	56,843

Change in Plan Assets
Fair value of plan assets, beginning of period	243,525	218,400	24,147	19,958
Actual return on plan assets	43,445	21,948	4,481	2,341
Employer contributions	—	35,932	147	2,038
Benefits paid	(12,034)	(32,755)	(149)	(190)
Fair value of assets, end of period	274,936	243,525	28,626	24,147
Balance at December 31	$(86,642)	$(140,454)	$(21,606)	$(32,696)

Current liabilities	$(4,645)	$(3,991)	$—	$—
Noncurrent liabilities	(81,997)	(136,463)	(21,606)	(32,696)
Balance at December 31	$(86,642)	$(140,454)	$(21,606)	$(32,696)

In connection with the separation of the natural gas distribution business, ONEOK entered into an Employee Matters Agreement with ONE Gas, which provides that employees of ONE Gas no longer participate in benefit plans sponsored or maintained by ONEOK as of January 1, 2014. The ONEOK defined benefit pension plans and postretirement benefit plans transferred an allocable portion of assets and obligations related to those employees transferring as employees to ONE Gas to newly established trusts for the ONE Gas plans. This resulted in a decrease in ONEOK’s sponsored qualified and nonqualified pension and postretirement plan obligations of approximately $1.1 billion and a decrease in ONEOK’s sponsored pension and postretirement plan assets of approximately $1.0 billion. Additionally, as a result of the transfer of unrecognized losses to ONE Gas, ONEOK’s deferred income taxes and regulatory assets decreased approximately $86.0 million and $331.1 million, respectively. The accumulated benefit obligation for our pension plans for our continuing operations was $343.2 million and $363.8 million at December 31, 2013 and 2012, respectively.

There are no plan assets expected to be withdrawn and returned to us in 2014.

Components of Net Periodic Benefit Cost - The following tables set forth the components of net periodic benefit cost for our pension and postretirement benefit plans for our continuing operations for the periods indicated:

	Pension Benefits
	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Components of net periodic benefit cost
Service cost	$6,127	$5,633	$5,100
Interest cost	15,626	17,205	16,303
Expected return on assets	(19,874)	(20,595)	(17,747)
Amortization of unrecognized prior service cost	239	252	280
Amortization of net loss	19,016	14,403	10,373
Net periodic benefit cost	$21,134	$16,898	$14,309

	Postretirement Benefits
	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Components of net periodic benefit cost
Service cost	$458	$414	$733
Interest cost	1,164	1,158	2,298
Expected return on assets	(1,218)	(891)	(1,510)
Amortization of unrecognized net asset at adoption	49	169	169
Amortization of unrecognized prior service cost	(1,799)	(2,493)	(970)
Amortization of net loss	2,391	2,975	2,095
Net periodic benefit cost	$1,045	$1,332	$2,815

Other Comprehensive Income (Loss) - The following tables set forth the amounts recognized in other comprehensive income (loss) related to our pension benefits and postretirement benefits for our continuing operations for the periods indicated:

	Pension Benefits
	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Net gain (loss) arising during the period	$51,874	$(29,625)	$(50,476)
Amortization of prior service credit	239	252	280
Amortization of loss	19,016	14,403	10,373
Deferred income taxes	(28,452)	5,988	15,929
Total recognized in other comprehensive income (loss)	$42,677	$(8,982)	$(23,894)

	Postretirement Benefits
	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Net gain (loss) arising during the period	$9,096	$(2,423)	$(11,581)
Amortization of transition obligation	49	169	169
Amortization of prior service cost	(1,799)	(2,493)	(970)
Amortization of loss	2,391	2,975	2,095
Plan amendment	—	—	11,996
Deferred income taxes	(3,895)	709	(684)
Total recognized in other comprehensive income (loss)	$5,842	$(1,063)	$1,025

The table below sets forth the amounts in accumulated other comprehensive income (loss) that had not yet been recognized as components of net periodic benefit expense for our continuing operations for the periods indicated:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
	2013	2012	2013	2012
	(Thousands of dollars)
Transition obligation	$—	$—	$—	$(49)
Prior service credit (cost)	(287)	(526)	8,535	10,334
Accumulated loss	(122,770)	(193,660)	(10,012)	(21,498)
Accumulated other comprehensive loss	(123,057)	(194,186)	(1,477)	(11,213)
Deferred income taxes	49,223	77,674	591	4,485
Accumulated other comprehensive loss, net of tax	$(73,834)	$(116,512)	$(886)	$(6,728)

The following table sets forth the amounts recognized in accumulated comprehensive income (loss) expected to be recognized as components of net periodic benefit expense for our continuing operations in the next fiscal year:

	Pension Benefits	Postretirement Benefits
Amounts to be recognized in 2014	(Thousands of dollars)
Prior service credit (cost)	$193	$(1,662)
Net loss	$15,021	$833

Actuarial Assumptions - The following table sets forth the weighted-average assumptions used to determine benefit obligations for pension and postretirement benefits for the periods indicated:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
	2013	2012	2013	2012
Discount rate	5.25%	4.25%	5.00%	4.00%
Compensation increase rate	3.20%	3.50%	3.20%	3.50%

The following table sets forth the weighted-average assumptions used to determine net periodic benefit costs for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Discount rate - pension plans	4.25%	5.00%	5.50%
Discount rate - postretirement plans	4.00%	5.00%	5.50%
Expected long-term return on plan assets	8.25%	8.25%	8.25%
Compensation increase rate	3.50%	3.80%	3.90%

We determine our overall expected long-term rate of return on plan assets based on our review of historical returns and economic growth models.

We determine our discount rates annually.  We estimate our discount rate based upon a comparison of the expected cash flows associated with our future payments under our pension and postretirement obligations to a hypothetical bond portfolio created using high-quality bonds that closely match expected cash flows.  Bond portfolios are developed by selecting a bond for each of the next 60 years based on the maturity dates of the bonds.  Bonds selected to be included in the portfolios are only those rated by Moody’s as AA- or better and exclude callable bonds, bonds with less than a minimum issue size, yield outliers and other filtering criteria to remove unsuitable bonds.

Health Care Cost Trend Rates - The following table sets forth the assumed health care cost-trend rates for the periods indicated:

	2013	2012
Health care cost-trend rate assumed for next year	4.0% - 8.25%	4.0% - 9.0%
Rate to which the cost-trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2022	2022

Assumed health care cost-trend rates have an impact on the amounts reported for our health care plans.  A one percentage point change in assumed health care cost-trend rates would have the following effects on our continuing operations:

	One Percentage Point Increase	One Percentage Point Decrease
	(Thousands of dollars)
Effect on total of service and interest cost	$113	$(102)
Effect on postretirement benefit obligation	$2,632	$(2,493)

Plan Assets - Our investment strategy is to invest plan assets in accordance with sound investment practices that emphasize long-term fundamentals.  The goal of this strategy is to maximize investment returns while managing risk in order to meet the plan’s current and projected financial obligations.  The plan’s investments include a diverse blend of various domestic and international equities, investments in various classes of debt securities, insurance contracts and venture capital.  The target allocation for the assets of our pension plan is as follows:

U.S. large-cap equities	37%
Aggregate bonds	24%
Developed foreign large-cap equities	10%
Alternative investments	8%
Mid-cap equities	6%
Emerging markets equities	5%
Small-cap equities	4%
High-yield bonds	3%
Developed foreign bonds	2%
Emerging market bonds	1%
Total	100%

As part of our risk management for the plans, minimums and maximums have been set for each of the asset classes listed above. All investment managers for the plan are subject to certain restrictions on the securities they purchase and, with the exception of indexing purposes, are prohibited from owning our stock.

The following tables set forth our pension benefits and postretirement benefits plan assets by fair value category for our continuing operations as of the measurement date:

	Pension Benefits
	December 31, 2013
Asset Category	Level 1	Level 2	Level 3	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$178,329	$15,809	$—	$194,138
Government obligations	—	29,160	—	29,160
Corporate obligations (b)	—	25,005	—	25,005
Cash and money market funds (c)	7,258	—	—	7,258
Other investments (d)	—	—	19,375	19,375
Total assets	$185,587	$69,974	$19,375	$274,936
(a) - This category represents securities of the respective market sector from diverse industries.
(b) - This category represents bonds from diverse industries.
(c) - This category is primarily money market funds.
(d) - This category represents alternative investments.

	Pension Benefits
	December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$142,594	$16,126	$—	$158,720
Government obligations	—	30,791	—	30,791
Corporate obligations (b)	—	27,405	—	27,405
Cash and money market funds (c)	8,767	—	—	8,767
Other investments (d)	—	—	17,842	17,842
Total assets	$151,361	$74,322	$17,842	$243,525
(a) - This category represents securities of the respective market sector from diverse industries.
(b) - This category represents bonds from diverse industries.
(c) - This category is primarily money market funds.
(d) - This category represents alternative investments.

	Postretirement Benefits
	December 31, 2013
Asset Category	Level 1	Level 2	Level 3	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$1,464	$—	$—	$1,464
Cash and money market funds (b)	1,300	—	—	1,300
Insurance and group annuity contracts	—	25,862	—	25,862
Total assets	$2,764	$25,862	$—	$28,626
(a) - This category represents securities of the respective market sector from diverse industries.
(b) - This category is primarily money market funds.

	Postretirement Benefits
	December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$1,199	$—	$—	$1,199
Cash and money market funds (b)	875	—	—	875
Insurance and group annuity contracts	—	22,073	—	22,073
Total assets	$2,074	$22,073	$—	$24,147
(a) - This category represents securities of the respective market sector from diverse industries.
(b) - This category represents money market funds.

The following tables set forth the reconciliation of Level 3 fair value measurements of our pension plan for our continuing operations for the periods indicated:

	Pension Benefits
	Years Ended December 31,
	2013	2012
	(Thousands of dollars)
Fair value of plan assets at beginning of period	$17,842	$18,122
Net realized and unrealized gains (losses)	1,533	(280)
Fair value of plan assets at end of period	$19,375	$17,842

Contributions - During 2013, we made no contributions to our defined benefit pension plans, and contributions to our postretirement benefit plans for our continuing operations were not material.  The contributions to our postretirement benefit plans were attributable to the 2014 plan year.  At December 31, 2013, we expect to make no contributions to our defined benefit pension plans and postretirement plans in 2014.

Pension and Postretirement Benefit Payments - Benefit payments for our pension and postretirement benefit plans for the period ending December 31, 2013, for our continuing operations were $12.0 million and $3.1 million, respectively.  The following table sets forth the pension benefits and postretirement benefits payments expected to be paid in 2014-2023 for our continuing operations:

	Pension Benefits	Postretirement Benefits
Benefits to be paid in:	(Thousands of dollars)
2014	$13,186	$2,763
2015	$13,505	$2,913
2016	$13,958	$3,084
2017	$14,418	$3,246
2018	$14,921	$3,379
2019 through 2023	$82,222	$18,079

The expected benefits to be paid are based on the same assumptions used to measure our benefit obligation at December 31, 2013, and include estimated future employee service.

Other Employee Benefit Plans

Thrift Plan - We have a Thrift Plan covering all full-time employees, and employee contributions are discretionary.  We match 100 percent of employee contributions up to 6 percent of each participant’s eligible compensation, subject to certain limits. Our contributions made to the plan for our continuing operations were $8.4 million, $7.6 million and $7.8 million in 2013, 2012 and 2011, respectively.

Profit-Sharing Plan - We have a profit-sharing plan (Profit-Sharing Plan) for all employees hired after December 31, 2004.  Employees who were employed prior to January 1, 2005, were given a one-time opportunity to make an irrevocable election to participate in the Profit-Sharing Plan and not accrue any additional benefits under our defined benefit pension plan after December 31, 2004.  We plan to make a contribution to the Profit-Sharing Plan each quarter equal to 1 percent of each participant’s eligible compensation during the quarter.  Additional discretionary employer contributions may be made at the end of each year.  Employee contributions are not allowed under the plan.  Our contributions made to the plan for our continuing operations were $3.4 million, $4.4 million and $4.4 million in 2013, 2012 and 2011, respectively.

Employee Deferred Compensation Plan - The ONEOK, Inc. 2005 Nonqualified Deferred Compensation Plan provides select employees, as approved by our Board of Directors, with the option to defer portions of their compensation and provides nonqualified deferred compensation benefits that are not available due to limitations on employer and employee contributions to qualified defined contribution plans under the federal tax laws.  Our contributions made to the plan were not material in 2013, 2012 and 2011.